(CULLEN VALUE FUND LOGO)
                         A series of Cullen Funds Trust

                                 ANNUAL REPORT

                                 June 30, 2001

August 2001

Dear Shareholders,

We have just completed the first year of the Cullen Value Fund and are pleased to report that, for the year ended June 30, 2001, the Fund outperformed the S&P 500 Index by 28.48% (+13.65% for CVF vs. -14.83% for S&P 500 Index).

We believe value investing should continue to do well because 1) investors are starting to become more risk averse, and 2) valuations for value stocks continue to be very attractive relative to the S&P 500 Index as can be seen in the Table below.

                                         AS OF JUNE 30, 2001
                       -------------------------------------------------------
                       PRICE TO   PRICE TO                  LT DEBT      3 YR
                       EARNINGS     BOOK                    % TOTAL      EPS
                         RATIO      RATIO       YIELD       CAPITAL     GROWTH
                       --------   --------      -----       -------     ------
   CULLEN VALUE FUND     12.3        2.8         1.9         38.6        11.8
   S&P 500 Index         27.0        6.9         1.3         48.2        8.1

   Source: Value Line

We at Cullen Capital Management appreciate your interest in the Fund. Please do not hesitate to call us if you have any questions.

                                /s/James P. Cullen

                                James P. Cullen
                                President

The above outlook reflects the opinions of James P. Cullen, President of Cullen Value Fund, and is subject to change. Any forecasts made cannot be guaranteed.

Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown include reinvestment of dividends and reflect contracted fee waivers in effect. In the absence of fee waivers returns would be reduced. The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. Index returns do not reflect any fees or expenses. You cannot invest directly in an index.

For use only when accompanied or preceded by a prospectus.

Quasar Distributors, LLC, distributor.

FUND PERFORMANCE

                     Cullen Value Fund      S&P 500
                     -----------------      -------
       7/1/2000           $10,000           $10,000
      7/31/2000           $10,360            $9,844
      8/31/2000           $10,610           $10,455
      9/30/2000           $10,740            $9,903
     10/31/2000           $10,921            $9,862
     11/30/2000           $10,290            $9,085
     12/31/2000           $10,875            $9,129
      1/31/2001           $11,367            $9,453
      2/28/2001           $10,675            $8,591
      3/31/2001           $10,374            $8,046
      4/30/2001           $11,267            $8,672
      5/31/2001           $11,527            $8,730
      6/30/2001           $11,365            $8,517

                                 Rate of Return
                        for the year ended June 30, 2001

                                                         Since
                                                       Inception
                                                         7/1/00
                                                       ---------
          Cullen Value Fund                              13.65%
          S&P 500                                       (14.83)%

The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 7/01/00 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                       STATEMENT OF ASSETS & LIABILITIES
                                 JUNE 30, 2001

ASSETS:
Investments, at value  (cost of $12,094,615)                       $12,644,350
Dividends and interest receivable                                       22,240
Receivable from Adviser                                                 12,774
Other assets                                                            15,570
                                                                   -----------
     Total assets                                                   12,694,934
                                                                   -----------

LIABILITIES:
Distribution fees payable                                                2,595
Accrued expenses and other liabilities                                  73,906
                                                                   -----------
     Total liabilities                                                  76,501
                                                                   -----------
NET ASSETS                                                         $12,618,433
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
Paid in capital                                                    $11,991,882
Accumulated net realized gain on investments                            76,816
Net unrealized appreciation of investments                             549,735
                                                                   -----------
NET ASSETS                                                         $12,618,433
                                                                   -----------
                                                                   -----------

Shares of beneficial interest outstanding
  (unlimited number of beneficial interest
  authorized, $0.001 par value)                                      1,112,890

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                       $     11.34
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2001

INVESTMENT INCOME:
   Dividends (net of foreign taxes withheld of $2,130)                $139,252
   Interest                                                             47,049
                                                                      --------
        Total investment income                                        186,301
                                                                      --------

EXPENSES:
   Investment advisory fees                                             87,826
   Offering expenses                                                    27,410
   Administration fees                                                  20,295
   Legal fees                                                           15,040
   Audit fees                                                           13,870
   Shareholder servicing fees                                           33,633
   Fund accounting fees                                                 25,185
   Distribution fees                                                    21,956
   Insurance expense                                                    16,425
   Registration and filing fees                                         14,685
   Trustees' fees and expenses                                           3,335
   Custody fees                                                          4,327
   Shareholder reports                                                   5,539
   Other expenses                                                          730
                                                                      --------
   Total expenses before waiver and
     reimbursement from Adviser                                        290,256
   Expense waiver and reimbursement from Adviser                      (114,605)
                                                                      --------
        Net expenses                                                   175,651
                                                                      --------
NET INVESTMENT INCOME                                                   10,650
                                                                      --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                     86,053
   Net change in unrealized appreciation of investments                549,735
                                                                      --------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     635,788
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $646,438
                                                                      --------
                                                                      --------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED JUNE 30, 2001

OPERATIONS:
   Net investment income                                           $    10,650
   Net realized gain on investments                                     86,053
   Net change in unrealized appreciation of investments                549,735
                                                                   -----------
       Net increase in net assets resulting from operations            646,438
                                                                   -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                        11,873,504
   Proceeds from shares issued to holders
     in reinvestment of dividends                                       22,255
   Cost of shares redeemed                                              (1,468)
                                                                   -----------
       Net increase in net assets from
         capital share transactions                                 11,894,291
                                                                   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (22,296)
                                                                   -----------
TOTAL INCREASE IN NET ASSETS                                        12,518,433

NET ASSETS:
   Beginning of period                                                 100,000
                                                                   -----------
   End of period                                                   $12,618,433
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                                   YEAR ENDED
                                                                  JUNE 30, 2001
                                                                  -------------

NET ASSET VALUE - BEGINNING OF PERIOD                                 $10.00
                                                                      ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                0.01
   Net realized gain and unrealized appreciation                        1.35
                                                                      ------
       Total from investment operations                                 1.36
                                                                      ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                (0.02)
                                                                      ------
       Total distributions                                             (0.02)
                                                                      ------
NET ASSET VALUE - END OF PERIOD                                       $11.34
                                                                      ------
                                                                      ------

TOTAL RETURN                                                          13.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                $12,618
Ratio of expenses to average net assets:
   Before expense reimbursement                                        3.31%
   After expense reimbursement                                         2.00%
Ratio of net investment income to average net assets:
   Before expense reimbursement                                       (1.19%)
   After expense reimbursement                                         0.12%
Portfolio turnover rate                                               29.31%

                     See notes to the financial statements.

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2001

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS 91.8%

AMUSEMENT & RECREATION SERVICES 2.9%
          Harrah's Entertainment, Inc.(a)<F1>          10,200      $   360,060
                                                                   -----------

AUTO 3.9%
          Ford Motor Company                           11,249          276,163
          General Motors Corporation                    3,400          218,790
                                                                   -----------
                                                                       494,953
                                                                   -----------

AUTO PARTS 3.0%
          BorgWarner, Inc.                              7,600          377,112
                                                                   -----------

BANKS 12.1%
          FleetBoston Financial Corporation             9,500          374,775
          J.P. Morgan Chase & Co.                       7,900          352,340
          U.S. Bancorp                                 17,600          401,104
          Wells Fargo & Company                         8,500          394,655
                                                                   -----------
                                                                     1,522,874
                                                                   -----------

CHEMICALS 5.4%
          The Dow Chemical Company                     10,200          339,150
          PPG Industries, Inc.                          6,500          341,705
                                                                   -----------
                                                                       680,855
                                                                   -----------

DRUGS PHARMACEUTICALS 5.1%
          American Home Products Corporation            2,400          140,256
          Bristol-Myers Squibb Company                  5,000          261,500
          Schering-Plough Corporation                   6,600          239,184
                                                                   -----------
                                                                       640,940
                                                                   -----------

ELECTRONICS 2.5%
          Koninklijke (Royal) Philips
            Electronics N.V.(b)<F2>                    11,900          314,517
                                                                   -----------

ELECTRONICS DISTRIBUTION 2.6%
          Arrow Electronics, Inc.(a)<F1>               13,600          330,344
                                                                   -----------

ELECTRIC, GAS, SANITARY SERVICES 2.6%
          Sempra Energy                                12,000          328,080
                                                                   -----------

FINANCIALS 6.5%
          Franklin Resources, Inc.                      7,700          352,429
          Ocwen Financial Corporation(a)<F1>           46,200          473,550
                                                                   -----------
                                                                       825,979
                                                                   -----------

FOOD, BEVERAGE AND TOBACCO 2.9%
          ConAgra Foods, Inc.                          18,700          370,447
                                                                   -----------

HOTELS, OTHER LODGING PLACES 1.5%
          Station Casinos, Inc.(a)<F1>                 12,000          192,000
                                                                   -----------

INSURANCE CARRIERS 6.3%
          ACE Limited                                  10,300          402,627
          The Hartford Financial Services Group, Inc.   5,800          396,720
                                                                   -----------
                                                                       799,347
                                                                   -----------

MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES 2.9%
          Orbotech, Ltd.(a)<F1>                        10,500          362,880
                                                                   -----------

OIL & GAS EXTRACTION 5.4%
          Apache Corporation                            4,100          208,075
          Energy Partners, Ltd.(a)<F1>                 35,400          474,714
                                                                   -----------
                                                                       682,789
                                                                   -----------

PAPER & RELATED PRODUCTS 5.8 %
          Kimberly-Clark de Mexico,
            S.A. de C.V. - ADR                         28,800          428,806
          Sappi Limited - ADR(a)<F1>                   34,000          304,300
                                                                   -----------
                                                                       733,106
                                                                   -----------

PETROLEUM REFINING & RELATED INDUSTRIES 7.4%
          Conoco Inc. - Class A                        11,300          318,660
          Exxon Mobil Corporation                       3,200          279,520
          Phillips Petroleum Company                    5,800          330,600
                                                                   -----------
                                                                       928,780
                                                                   -----------

STONE, CLAY, GLASS, CONCRETE PRODUCTS 2.9%
          Lafarge Corporation                          11,000          368,610
                                                                   -----------

TRANSIT & PASSENGER TRANSPORTATION 2.9%
          Canadian National Railway Company             9,200          372,600
                                                                   -----------

TRANSPORTATION BY AIR 2.2%
          FedEx Corp.(a)<F1>                            6,900          277,380
                                                                   -----------

UTILITIES 2.9%
          Exelon Corporation                            5,700          365,484
                                                                   -----------

WATER TRANSPORTATION 2.1%
          Stelmar Shipping Ltd.(a)<F1>                 15,000          261,000
                                                                   -----------
               Total common stock
                 (cost $11,040,402)                                 11,590,137
                                                                   -----------

                                               Principal Amount
                                               ----------------
SHORT-TERM INVESTMENTS 8.4%

U.S. TREASURIES 5.8%
          U.S. Treasury Bill, 4.825%,
            due 08/16/2001                           $730,000          726,801
                                                                   -----------

VARIABLE RATE DEMAND NOTES 2.6%
          Wisconsin Corporate Central Credit Union,
            3.420%, due 12/31/2031                    121,845          121,845
          Wisconsin Electric Power Company,
            3.361%, due 12/31/2031                    205,567          205,567
                                                                   -----------
                                                                       327,412
                                                                   -----------
               Total Short-Term Investments 8.4%
                 (cost $1,054,213)                                   1,054,213
                                                                   -----------
          TOTAL INVESTMENTS 100.2%
            (cost $12,094,615)                                      12,644,350

Liabilities in excess of other assets (0.2%)                           (25,917)
                                                                   -----------
TOTAL NET ASSETS 100.0%                                            $12,618,433
                                                                   -----------
                                                                   -----------

(a)<F1>  Non-income producing
(b)<F2>  Foreign Security
ADR - American Depository Receipts

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2001

1.   ORGANIZATION

The Cullen Funds Trust (the "Trust") is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers one series of shares to investors, the Cullen Value Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. Current income is a secondary objective. The Fund commenced operations on July 1, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the
     last quoted sale price on the day the valuation is made.   Securities
     traded on a U.S. securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Cullen Capital Management, LLC (the "Adviser") under the supervision of the Fund's Board of Trustees.
     Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

b) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

c) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.   CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

                                                       YEAR ENDED
                                                      JUNE 30, 2001
                                                      -------------
          Shares sold                                   1,100,984
          Shares reinvested                                 2,038
          Shares redeemed                                    (132)
                                                        ---------
          Net increase                                  1,102,890

          Shares outstanding:
            Beginning of period                            10,000
                                                        ---------
            End of period                               1,112,890
                                                        ---------
                                                        ---------

4.   INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2001 were as follows:

              PURCHASES                                 SALES
     ---------------------------             ---------------------------
     U.S. GOVERNMENT       OTHER             U.S. GOVERNMENT       OTHER
     ---------------       -----             ---------------       -----
           $0           $13,332,896                $0            $2,375,808

At June 30, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

          Appreciation                                 $1,198,141
          Depreciation                                   (648,406)
                                                       ----------
Net unrealized appreciation on investments             $  549,735
                                                       ----------
                                                       ----------

At June 30, 2001, the cost of investments for federal income tax purposes was $12,094,615.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed, through July 1, 2002, to waive its fees and reimburse expenses to the extent that the Fund's total annual operating expenses exceed 2.00% of the Fund's average net assets. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. Prior to commencement of operations, the Adviser absorbed $46,422 of organizational costs. For the year ended June 30, 2001, the Adviser waived or reimbursed expenses of $114,605.

Firstar Mutual Funds Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. Firstar Bank, N.A. serves as custodian for the Trust.

6.   DISTRIBUTION PLAN

The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $21,956 pursuant to the Plan for the year ended June 30, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Cullen Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cullen Value Fund (comprising Cullen Funds Trust, hereafter referred to as the "Fund") at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period July 1, 2000 (commencement of operations) through June 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
July 30, 2001

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Cullen Value Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

                               INVESTMENT ADVISER
                         Cullen Capital Management LLC
                               New York, New York

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                 LEGAL COUNSEL
                           Sidley Austin Brown & Wood
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                       Firstar Mutual Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                               Firstar Bank, N.A.
                                Cincinnati, Ohio